HSBC Holdings statement of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Face Statements [Line Items]
Interest received	$ 40,175	$ 45,578	$ 58,627
Interest paid	12,695	17,740	27,384
Dividends received	1,898	1,158	2,369
Issued by HSBC Holdings
Disclosure Of Face Statements [Line Items]
Interest received	1,636	1,952	2,216
Interest paid	2,724	3,166	3,819
Dividends received	$ 11,404	$ 8,156	$ 15,117